The Black-Scholes Pricing Model With The Following Assumptions For Awards To Employees And Non-Employees (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		10 years
Risk-free interest rate (Minimum)	0.73%	2.23%
Risk-free interest rate (Maximum)	1.43%	3.12%
Estimated dividend yield	0.00%	0.00%
Volatility (Minimum)	26.45%	29.92%
Volatility (Maximum)	128.16%	30.16%
Discount for post-vesting restrictions	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years